CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019	$ 2,643	$ 927,348	$ (5,048)	$ (671,355)	$ 253,588
Balance, shares at Dec. 31, 2019	55,493,258
Stock-based compensation of options		707			707
Exercise of stock options	$ 1	(1)
Exercise of stock options, shares	25,714
Net loss				(15,980)	(15,980)
Other comprehensive loss			(1,385)		(1,385)
Balance at Jun. 30, 2020	$ 2,644	928,054	(6,433)	(687,335)	236,930
Balance, shares at Jun. 30, 2020	55,518,972
Balance at Dec. 31, 2020	$ 2,647	928,626	(6,017)	(691,446)	$ 233,810
Balance, shares at Dec. 31, 2020	55,559,638				55,559,638
Stock-based compensation of options		306			$ 306
Exercise of stock options	$ 58	(58)
Exercise of stock options, shares	951,313
Net loss				(5,225)	(5,225)
Other comprehensive loss			(177)		(177)
Balance at Jun. 30, 2021	$ 2,705	$ 928,874	$ (6,194)	$ (696,671)	$ 228,714
Balance, shares at Jun. 30, 2021	56,510,951				56,510,951